SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1,073
Fair value	$ 48,635
Debt	27,677
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	2,723
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	696
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	3,565
Hospitality Property
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	$ 4,826
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	75
Fair value	$ 21,671
Debt	$ 10,897
Core Office | United States
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	34
Fair value	$ 14,259
Debt	$ 7,212
Core Office | Canada
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	27
Fair value	$ 4,493
Debt	$ 2,006
Core Office | Australia
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	10
Fair value	$ 2,472
Debt	$ 1,553
Core Office | Europe
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 120
Debt	$ 38
Core Office | Brazil
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 327
Debt	$ 88
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	133
Fair value	$ 8,360
Debt	$ 4,827
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	38
Fair value	$ 3,406
Debt	$ 1,575
Industrial
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	84
Fair value	$ 1,409
Debt	$ 965
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	57
Fair value	$ 3,925
Debt	$ 2,709
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	326
Fair value	$ 4,658
Debt	$ 3,602
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	195
Fair value	$ 1,796
Debt	$ 1,144
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	29
Fair value	$ 1,204
Debt	$ 708
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	136
Fair value	$ 2,206
Debt	$ 1,250